Disclosure of restatement previously reported financial statements (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Non-Current
Goodwill	$ 15,200,188	$ 15,594,929	$ 15,576,762
Intangible assets	2,483,170	5,121,711	12,328,996
Total Non-Current	20,451,714	25,644,440	30,917,633
Total assets	42,510,615	57,202,122	43,093,106
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(127,477,764)	(123,075,700)	(82,416,532)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	15,702,398	15,161,438	(10,276,463)
Total equity	15,702,398	15,304,817	(10,059,078)	$ (7,667,182)
Total liabilities and equity	42,510,615	57,202,122	43,093,106
Amortization and depreciation	1,008,383	1,084,203	3,439,510
Impairment expense		4,319,855	3,652,199
Impairment of goodwill and intangibles			10,432,234
Total	54,177,216	62,084,251	47,424,110
Net loss for the year before taxes	(12,294,603)	(28,842,913)	(36,878,267)
DISCONTINUED OPERATIONS
Loss from discontinued operations	(7,233,941)	(11,211,330)	(5,860,211)
Net income (loss) for the year from discontinued operations	7,957,758	(11,890,261)
Net loss for the year	(4,336,845)	(40,733,174)	(42,738,478)
Net loss attributable to owners of the Company	(4,402,064)	(40,659,168)	(42,662,412)
OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	$ (4,008,136)	$ (40,648,918)	$ (43,663,515)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	$ (0.79)	$ (2.42)	$ (12.48)
Basic income (loss) per share - discontinued operations	0.51	(1.00)	(1.99)
Basic loss per share	(0.28)	(3.42)	(14.46)
Diluted loss per share	$ (0.28)	$ (3.42)	$ (14.46)
Previously stated [member]
Non-Current
Goodwill	$ 15,200,188	$ 18,495,121	$ 18,785,807
Intangible assets	2,667,363	12,482,244	19,442,322
Total Non-Current	20,635,907	35,905,165	41,240,004
Total assets	42,694,808	67,462,847	53,415,477
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(127,293,571)	(112,814,973)	(72,094,162)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	15,886,591	25,422,165	45,907
Total equity	15,886,591	25,565,544	263,292
Total liabilities and equity	42,694,808	67,462,847	53,415,477
Amortization and depreciation	1,242,383	1,112,863	3,549,374
Impairment expense	3,873,000
Impairment of goodwill and intangibles
Total	58,284,217	57,793,056	37,101,740
Net loss for the year before taxes	(16,401,604)	(24,551,718)	(26,555,897)
DISCONTINUED OPERATIONS
Loss from discontinued operations	(13,203,474)	(15,564,168)
Net income (loss) for the year from discontinued operations	1,988,225	(16,243,099)
Net loss for the year	(14,413,379)	(40,794,817)	(32,416,108)
Net loss attributable to owners of the Company	(14,478,598)	$ (40,720,811)	(32,340,042)
OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	$ (14,084,670)		$ (33,341,145)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	$ (1.05)	$ (2.06)	$ (8.98)
Basic income (loss) per share - discontinued operations	0.13	(1.37)	(1.99)
Basic loss per share	(0.93)	(3.43)	(10.96)
Diluted loss per share	$ (0.93)	$ (3.43)	$ (10.96)
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Non-Current
Goodwill		$ (2,900,192)	$ (3,209,045)
Intangible assets	(184,193)	(7,360,533)	(7,113,326)
Total Non-Current	(184,193)	(10,260,725)	(10,322,371)
Total assets	(184,193)	(10,260,725)	(10,322,371)
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(184,193)	(10,260,727)	(10,322,370)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	(184,193)	(10,260,727)	(10,322,370)
Total equity	(184,193)	(10,260,727)	(10,322,370)
Total liabilities and equity	(184,193)	(10,260,725)	(10,322,371)
Amortization and depreciation	(234,000)	(28,660)	(109,864)
Impairment expense	(3,873,000)	4,319,855
Impairment of goodwill and intangibles			10,432,234
Total	(4,107,001)	4,291,195	10,322,370
Net loss for the year before taxes	4,107,001	(4,291,195)	(10,322,370)
DISCONTINUED OPERATIONS
Loss from discontinued operations	5,969,533	4,352,838
Net income (loss) for the year from discontinued operations	5,969,533	4,352,838
Net loss for the year	10,076,534	61,643	(10,322,370)
Net loss attributable to owners of the Company	10,076,534	$ 61,643	(10,322,370)
OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	$ 10,076,534		$ (10,322,370)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	$ 0.26	$ (0.36)	$ (3.50)
Basic income (loss) per share - discontinued operations	0.38	0.37
Basic loss per share	0.64	0.01	(3.50)
Diluted loss per share	$ 0.64	$ 0.01	$ (3.50)
As Previously Reported [Member]
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Amortization and depreciation		$ 4,891,097
Impairment of goodwill and intangibles		3,885,001
Total		76,287,717
Net loss for the year before taxes		(39,170,777)
DISCONTINUED OPERATIONS
Net loss for the year		(40,794,817)
Net loss attributable to owners of the Company		(40,720,811)
OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year		$ (40,710,561)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations		$ (3.29)
Basic income (loss) per share - discontinued operations		$ (0.14)
Previously Reported Adjustments [Member]
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Amortization and depreciation		$ (1,587,059)
Impairment of goodwill and intangibles		1,525,416
Total		(61,643)
Net loss for the year before taxes		61,643
DISCONTINUED OPERATIONS
Net loss for the year		61,643
Net loss attributable to owners of the Company		61,643
OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year		$ 61,643
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations		$ 0.01
Basic income (loss) per share - discontinued operations
As Previously Restated [Member]
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Amortization and depreciation		$ 3,304,038
Impairment of goodwill and intangibles		5,410,417
Total		76,226,074
Net loss for the year before taxes		(39,109,134)
DISCONTINUED OPERATIONS
Net loss for the year		(40,733,174)
Net loss attributable to owners of the Company		(40,659,168)
OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year		$ (40,648,918)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations		$ (3.29)
Basic income (loss) per share - discontinued operations		$ (0.14)